DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
DEPOSIT FOR NON-CURRENT ASSETS
10.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets consisted of the following:

	As of December 31,
	2017	2018
	US$	US$

Buildings	55,364	-
Others	3,358	902

Total	58,722	902

As of December 2017, deposits for buildings represent interest-free non-refundable deposits for the purchases of certain office buildings: (i) an office building in Wuhan in the PRC for
US$41,107; (ii) two floors of an office building in Chongqing, Sichuan province in the PRC for US$13,758; and (iii) one floor of an office building in Changzhou, Jiangsu province in the PRC for US$499
. In 2018, deposits for buildings were reclassified to property and equipment as the Company obtained the control of these buildings. As of December 31, 2018, deposits for others represent deposits for the purchase of office equipment.

As of December 31, 2017, US$41,107
of deposits for non-current assets have been pledged for
US$18,403
bank borrowings from financial institutions in China. No deposits for non-current assets have been pledged in 2018.